Earnings Per Share Data (Details) - shares shares in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Earnings Per Share Data
Basic weighted-average shares outstanding	264,072	263,812	264,317
Dilutive potential common shares	6,429	6,404	5,907
Diluted weighted-average shares outstanding	270,501	270,216	270,224
Weighted average stock options not included in the computation of dilutive potential common shares	500	400	400